Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts And Notes Receivable Net [Abstract]
Accounts receivable	$ 10,022	$ 3,999
Less: Provision for doubtful receivables	0	0	$ (49)	$ (613)
Accounts receivable, net	$ 10,022	$ 3,999